Receivables - Summary of Information About Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
(a) Receivables (current)
Trade receivables	$ 972	$ 963
Other receivables	1,270	456
Loans receivable	133	73
Lease receivables	9	24
Interest receivable	6	1
Total	2,390	1,517
(b) Receivables (non-current)
Other receivables	51	21
Loans receivable	776	771
Lease receivables	49	47
Total	$ 876	$ 839